UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2012

Item 1.  Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2012	JANUARY 31, 2012 (UNAUDITED)

DOMINI SOCIAL EQUITY FUND

INVESTOR SHARES, CLASS A SHARES, INSTITUTIONAL SHARES & CLASS R SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

INVESTOR SHARES & CLASS A SHARES

DOMINI SOCIAL BOND FUND

INVESTOR SHARES & INSTITUTIONAL SHARES

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Domini Activism
6	Banks

Fund Performance and Holdings
12	Domini Social Equity Fund
18	Domini International Social Equity Fund
28	Domini Social Bond Fund

34	Expense Example

Financial Statements
36	Domini Social Equity Fund
36	Domini International Social Equity Fund
59	Domini Social Bond Fund

72	Proxy Voting Information

72	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The six months ended January 31 began with a tumultuous drop followed by a rise in equity markets. During the period, we saw significant shifts of the geopolitical plates, the impact of which is yet to be seen. However, to the extent that stock markets can be seen as a leading indicator for the growth of the global economy, the future looks better.

It seems impossible that just six months ago Muammar Gaddafi was still firmly in power in Libya. The Arab Spring was in full force and dominated the headlines, along with investor sentiments of fear for a long and extended revolution in a major oil producing country.

And recall that July 30, 2011 Congress was still in a taffy pull over raising the debt ceiling. A routine vote, to pay for money it had already spent, was turned into weeks of threats and lines in the sand that led to disgust by most voters. A compromise that suited almost no one was signed into law August 2 and Standard & Poor’s rating agency downgraded U.S. Treasury debt on August 5. The combination of the revolution in Libya, an important source of oil, and the potential that America might default on debt hit markets hard. From July 7 to August 8, the S&P 500 dropped by 17.3%.

Economic news has largely been better than foreseen. Unemployment is on the decline, falling to 8.3% from its high of 10.1% in October 2009. Construction spending on non-residential properties has been gradually rising for twelve months, albeit modestly. Weekly chain store sales data show steady improvement.

Although Standard & Poor’s lowered our government’s credit rating in August, since that time the nation’s status has risen. At the time, we had to pay 2.58% on a ten year Treasury in order to induce buyers. Today, those buyers are willing to invest although they receive only 1.83%. The United States is still considered the safest port in what have been very stormy waters.

The influence of great concentrations of wealth on our political systems has driven ordinary citizens to find other ways to express their frustrations and advocate for change. On September 17, inspired by Egyptian activists and the Arab Spring, Occupy Wall Street officially launched over Twitter. The movement riveted America throughout the fall. The debates in Congress over income and wealth distribution, and the exploding cascade of corporate money into elections across the country fed the movement which, in turn, kept the underlying issues in the spotlight.

THE WAY YOU INVEST MATTERS®

By October 3, when the S&P 500 had reached its low for the period, Occupy Wall Street signs had gone viral, including one asking, “If corporations are people, why can’t we put them in jail?” The Occupy movement had put the issue of the power of corporations and the very wealthy squarely into the middle of policy debate.

The theme that we are hearing repeated again and again — in the halls of Congress, in Tahrir Square, in Zuccotti Park and elsewhere around the world — is that great disparities in wealth cannot be sustained. In recent years, the gap between the wealthiest Americans and the poorest has dramatically increased. At the same time, wages have stagnated, unions have greatly diminished in size and influence, and American consumers turned to credit cards and an ever mounting pile of debt to finance their lives.

What is the appropriate role of finance in our lives and our economies? As investors, we believe this is our question to answer. In this report, we discuss our approach to the banking sector. We hope that you will come away with a taste for the complexity of these institutions, and for the need for greater investor engagement.

Throughout all of this turmoil and hope, we at Domini Social Investments have continued our efforts to meet the needs of the socially responsible investor. Our research and activism teams are leading initiatives for greater corporate accountability, bringing questions of equity and fairness to the board rooms and management teams of some of the largest companies in the world. We oppose excessive pay packages at large corporations. We support greater diversity on corporate boards of directors around the world. We continue to push for greater transparency in corporate political spending. Our bond fund has provided support to disenfranchised neighborhoods across the country, by placing deposits with community development financial institutions.

Thank you for your investment, and your continued role in seeking to realign the priorities of global finance with the priorities of humanity.

Together, we are making a difference.

Very truly yours,

Amy Domini

amy@domini.com

THE WAY YOU INVEST MATTERS®

DOMINI NEWS

The Domini Story

Over 25 years ago, Amy Domini had a vision — a way to couple profit with social good. At the time, few believed that these two goals could be accomplished simultaneously. Since then, however, the skeptics have consistently been proven wrong, and more and more investors around the world are coming to realize that it is possible to make money and make a difference at the same time.

We hope you will visit www.Domini.com/OurStory to watch a short video in which Amy Domini discusses the origins and evolution of socially responsible investing. We hope you enjoy it and that you will share it with your friends and family so that we can continue to spread our message and grow the movement of responsible investors.

Domini recognized as a “Leader of Change”

Domini is honored to have been recognized as a “Leader of Change” at the 2011 Global Conference for Social Change on October 6. The conference, organized by The Foundation for Social Change and the United Nations Office for Partnerships, included Domini among 10 organizations that “have demonstrated an exemplary commitment to the pursuit of sustainability whereby environmental and social performance are embedded in the competitive strategy of the firm or organization.”

Amy Domini Named One of the 50 Top Women in Wealth

Amy Domini was named to AdvisorOne’s list of the 50 Top Women in Wealth for 2011. This list includes the names of 50 of “the most influential, powerful and inspiring women in… wealth management.”

Steve Lydenberg to Serve on SASB Board

The Financial Accounting Standards Board (FASB) establishes widely accepted standards for financial accounting. However, there are no generally accepted standards for measuring and reporting sustainability data. The Sustainability Accounting Standards Board (SASB) is a new organization that seeks to serve as a complement to FASB, creating and publishing standards for use by corporations when disclosing material sustainability issues for the benefit of investors and the public. In 2011, Domini’s Steve Lydenberg joined the SASB board of directors.

THE WAY YOU INVEST MATTERS®

DOMINI ACTIVISM

Domini Proposals Focus on Public Health, Deforestation, Corporate Political Accountability and Human Rights

Each year, Domini files shareholder proposals to appear in corporate annual proxy statements as a tool for change. These proposals, which come to a vote at corporate annual meetings, ask companies to address a broad range of social and environmental issues.

For the third year, we are asking Coca-Cola to report on its response to the challenges presented by the use of bisphenol-A (BPA) in the lining of its aluminum beverage cans. Although the science is far from settled, BPA has been connected to a variety of health concerns, and a number of groups are seeking to ban its use.

We filed proposals with Kraft, Lowes, and RR Donnelley seeking reports on their efforts to address their impacts on deforestation. We joined other social investors in seeking a report from Anadarko Petroleum addressing the impacts on local communities of hydraulic fracturing, a controversial method of extracting natural gas from shale deposits. We also continued our work on corporate political accountability, re-submitting proposals at AT&T and JPMorgan Chase.

In November, our human rights proposal at Cisco Systems received a 42.5% vote — the highest we’ve received since we began filing resolutions with the company in 2006. Our proposal prompted a speech from the CEO on the company’s commitment to upholding human rights.

With the exception of AT&T, all of the companies listed above have agreed to discuss our concerns with us.

Domini Asks SEC to Require Corporate Political Transparency

In August, the Committee on Disclosure of Corporate Political Spending, a group of ten prominent law professors, submitted a petition to the SEC requesting a rule requiring corporations to disclose to shareholders the use of corporate resources for political activities. In response, Domini sent a letter to the SEC expressing our strong support, and laying out detailed recommendations. Our letter was signed by an international coalition of investment professionals representing more than $690 billion in assets under management. In February, our letter was favorably cited in a speech by SEC Commissioner Luis Aguilar. To date, the petition has received over 60,000 public comments.

Visit www.domini.com for more information about our shareholder activism and public policy work, and read our quarterly Social Impact Updates.

THE WAY YOU INVEST MATTERS®

THE WAY YOU INVEST MATTERS: BANKS

The dramatic events of the past five years have placed a spotlight on banks and their role in society. Certain strategies designed to reduce risk, dramatically increased risk. Deregulation to spur innovation in financial services led to consumer abuses, and ultimately the most significant financial crisis since the Great Depression. Millions have lost their homes, and millions remain in debt. The Occupy Wall Street movement has pointed a finger at the banking sector for its role in these crises, and for contributing to troubling wealth disparities in our country. A February Wall Street Journal story on socially responsible funds questioned whether bank stocks are “responsible,” and we’ve received emails from our shareholders asking questions about the banks we hold.

Banks have always presented special challenges to social investors. Their range of business activities and their global reach connect them to a vast array of social and environmental problems. They are complex entities that often present both significant positive and negative attributes. No major financial institution is without controversy. We hope this report will help to shine some light on how we make these often very difficult decisions.

Our Approach

To understand the role each company plays in society, we begin by defining our goals. What is the proper function of this industry in society? What are the key benefits it delivers, and what are the most significant social or environmental problems presented? Domini’s goals for banks include:

•	broad access to financial services, especially to segments of society that are traditionally underserved;

•	provision of high quality services, including fair and accurate marketing of financial services; and

•	positive employee relations, especially related to diversity of the workforce.

Banks are often broadly diversified with many different lines of business. Each of these business lines presents both significant social benefits and the potential for great harm. To understand how each bank is managing this balance, we developed a set of key indicators for each sub-industry. For banks, we examine seven proprietary sub-industries, including investment banking, credit cards and retail banking. In total, we use more than 30 individual indicators for this industry group, which direct our attention to the most salient social and environmental issues.

For example, we recognize the important role investment banks play in maintaining transparent and well-functioning capital markets. These

THE WAY YOU INVEST MATTERS®

interests are generally aligned with our industry goal of providing broad access to basic financial products and services at fair and reasonable prices. These same activities, however, can introduce excessive risk into the financial markets and can be used to enable environmentally harmful outcomes. We therefore pay close attention to allegations of fraud, and regulatory enforcement actions. Organizations such as BankTrack help us to stay abreast of destructive projects that investment banks may be financing.

North America

By 2009, a wave of mergers and acquisitions had reduced 37 independent financial institutions to four mega-banks: Citigroup, Wells Fargo, Bank of America and JPMorgan Chase. Several of these recent acquisitions led us to exclude banks that, in our view, had diversified beyond their areas of expertise and taken on unacceptable risks. These include Wells Fargo, after its acquisition of Wachovia, and Bank of America, following its acquisition of Countrywide, a firm we had consistently excluded due to predatory lending concerns. Of the mega-banks, only JPMorgan Chase is currently approved for Domini’s portfolios.

JP Morgan Chase is broadly-diversified, deriving revenues from retail financial services, investment banking, credit cards, asset management, corporate banking, treasury and securities services and commercial banking. Chase is one of the largest small business lenders in the U.S. In 2010, the company reportedly extended $10 billion to small businesses, about $800 million in financing to nonprofits, and $100 million to community development organizations. For the past six years, the bank has invested over $573 billion in moderate to low-income families and communities through a variety of means.

The bank has also contributed billions in financing for renewable energy, and is currently one of the largest lenders to wind energy projects, with a commitment of more than $4 billion.

The bank has originated more than $150 billion in housing loans with low interest rates. However, Chase has also faced serious high-profile problems with foreclosures. While the company has processed over a million loan modifications in the last few years, and has reportedly prevented 468,000 foreclosures since 2009 through a variety of means, it has been repeatedly criticized for mishandling foreclosures. On balance, we believe JP Morgan Chase has been willing to help homeowners to stay in their homes, but we do have concerns. In February, Chase agreed to pay $5.3 billion as part of a multi-bank settlement with the federal government over dubious mortgage practices and foreclosure abuses.

THE WAY YOU INVEST MATTERS®

Despite its significant size, in our experience the bank has always maintained an open door to constructive dialogue. In 2005, for example, Domini was part of a small coalition of shareholders that convinced Chase to hire its first Director of Environmental Affairs, and adopt a comprehensive set of environmental policies, with a focus on climate change. We are currently in dialogue with bank executives about the implementation of these policies, and about bringing greater transparency and accountability to the bank’s political activities. We have also discussed human rights issues with Chase (Chase subsequently adopted a human rights policy), and credit card practices.

US Bancorp is another of the very few large U.S. banks that have survived our scrutiny. Retail banks play an important role in making financial services broadly and locally available. Our analysis seeks to determine whether such banks are providing these services adequately to the economically disadvantaged. The bank has made nearly $2 billion in community development investments, and has made $1 billion in loans to environmentally beneficial projects including $550 million for LEED certified buildings and renewable energy.

PNC Financial Services Group has been considered one of the country’s most conservative lenders. The bank has a good record in community development financing, and has 116 LEED certifications for leadership in energy and environmental design. Often, banks get into controversial areas through their corporate clients, and a number of banks including PNC have faced criticism for helping to finance the environmentally destructive practice of mountaintop removal (MTR), used by certain coal-mining companies. In November 2010, the bank adopted a policy to stop financing MTR projects. Although the policy has been criticized for its lack of clarity, we have not seen any MTR financing since its adoption, and continue to monitor this policy.

Over the last few years, we have held a number of Canadian banks because they were more conservatively managed and have avoided many of the risks and questionable practices of their U.S. counterparts. These include Bank of Montreal, which reports that it conducted almost CD$1.7 billion in business with indigenous peoples and businesses, and Toronto-Dominion Bank. Both banks have very strong records on gender diversity (more than a third of each bank’s executives are women).

Bank Nova Scotia (also known as Scotiabank) derives almost one-third of its revenues from operations in Latin America, where it has provided CD$491 million in microfinance loans to more than 166,000 customers in Chile, Peru, Guatemala, the Dominican Republic and Jamaica. In Costa Rica it is providing financial education classes for some 200,000 school children.

THE WAY YOU INVEST MATTERS®

In 2010, the bank’s Scotia Capital division made CD$1.1 billion in loans to the renewable energy sector in Canada. On the negative side, along with other Canadian banks, the bank is a financier of oil sands development, a practice that has been criticized for its impact on the environment and indigenous communities.

In 2009, the Bank linked executive compensation for its investment and corporate banking divisions to long-term goals, and Scotiabank’s CEO took a 20% pay cut.

International

We seek to apply our investment standards consistently, in every region. We must also pay attention to issues that are specific to each region. Private banking, for example, has benefits for society, but also raises specific concerns about tax evasion. We have excluded a number of Swiss banks that have historically provided tax evasion strategies to high net-worth clients.

London-based Standard Chartered derives more than 90% of its operating income from Asia, Africa and the Middle East, where it has made notable commitments to micro-finance, serving 3.6 million people in 17 countries since 2006. The bank has also made significant commitments to financing renewable energy projects. Standard Chartered has a pattern of significant innovative philanthropic programs in many countries, with a particular focus on health concerns. Its Seeing is Believing program has reportedly helped to restore the sight of a million people. The bank has also provided HIV/AIDS education to more than 1.6 million people.

In Japan, predatory lending and gender diversity have been significant areas of concern. Due to years of lax regulation, the Japanese consumer finance industry developed a consistent pattern of predatory lending, leading to its virtual collapse. Domini consistently excluded these companies from our portfolios. Resona is one of the very few Japanese banks to steer clear of these practices, and to resist the temptation to diversify into multiple business lines, reflecting both its aversion to risk and its positive relations with consumers. Resona is notable for its strong corporate governance and its programs to support local businesses and improve customer service.

It is rare to find female directors or senior executives at Japanese companies, and the male-dominated banking sector is no exception (As a result, Domini votes against virtually every board slate at Japanese companies in our portfolio). Resona is also very unusual in having a female board member, and for its efforts to promote women. Resona has announced a plan to significantly increase the number of female managers. The bank also provides loans at favorable interest rates to financially disadvantaged borrowers.

THE WAY YOU INVEST MATTERS®

Nearly 80% of Nisshi-Nippon City Bank’s loan portfolio is dedicated to small and medium sized enterprises (“SMEs”), and the bank provides loans with lower interest rates to increase access to capital.

Bendigo & Adelaide is a retail banking firm based in Australia with a unique approach to community investing. Australia’s population is highly urbanized, leaving the small portion of the population that lives in remote areas with limited access to financial products and services. Bendigo & Adelaide manages 259 community bank branches, jointly owned by local community residents, with $17.9 billion in assets. Twenty-five percent of these branches are the sole provider of banking services in their communities. Since 1998, local communities have reaped $41 million in profits from these partnerships.

Domini Social Bond Fund

Community Development Financial Institutions (CDFIs) are banks and credit unions dedicated to serving low income, minority, women, and immigrant communities that have been historically underserved by traditional financial institutions — communities suffering from high unemployment rates, declining property values, and foreclosures.

The Domini Social Bond Fund devotes up to 10% of its assets to direct investments in community development, generally by purchasing certificates of deposit and money market instruments with CDFIs. As of January 31, the Fund held investments in 13 CDFIs, and we continue to seek out impactful community banks and credit unions to increase our investments. Below are a few examples of these remarkable institutions:

Southern Bancorp is the nation’s largest rural development bank, with a long-term commitment to community revitalization through poverty reduction, education, healthcare, housing, and leadership development. Southern works in isolated rural communities in Arkansas and Mississippi, where the poverty rate exceeds 30 percent and the unemployment rate exceeds 15 percent. Southern provides loans to build charter schools and healthcare facilities, and provides technical assistance and strategic support to community leaders.

In 2011, we strengthened our commitment to community banking by transferring Domini’s business operating account to Southern Bancorp.

Hope Federal Credit Union provides financial services to underserved communities in four of the six states with the country’s lowest median household incomes: Mississippi, Louisiana, Tennessee, and Arkansas. Thousands of residents of these states lost homes and businesses to hurricanes and flooding. Hope is helping to rebuild these communities through its affordable financial products and services. In 2010, 67% of Hope’s mortgage borrowers were members of an ethnic minority, 55%

THE WAY YOU INVEST MATTERS®

were female, and 63% were low income individuals. Sixty-three percent of Hope’s commercial loans went to companies located in economically distressed areas, and to minority and women owned businesses.

The following CDFIs in the Fund’s portfolio are focused on particular minority communities that are often excluded from access to mainstream financial services:

Liberty Bank is the nation’s third largest African American-owned bank. Established in 1972, Liberty Bank has been focused on bringing financial services to the traditionally underserved in Louisiana, Mississippi, Kansas, Missouri, and Michigan. In 2010, more than 60% of all loans, and 75% of small business lending, went to low-income communities.

As of March 2011, 95% of Latino Community Credit Union’s members were low-income Hispanic-Americans, and 75% did not have a bank account.

Bank 2, owned by the Chickasaw Nation, is the nation’s largest source of home loans to Native Americans, and now extends loans to small Native American-owned businesses to help the Chickasaw people and other Native Americans build better lives.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. Bank Nova Scotia, Standard Chartered and Resona were not held by the Domini Funds as of 1/31/2012. Bank of America, Wells Fargo and Citigroup are not currently approved for, or held by, any of the Domini Funds. The composition of the Funds’ portfolios is subject to change.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The Domini Social Bond Fund is not insured and is subject to market risks, including interest rate and credit risks. During periods of rising interest rates, bond funds can lose value. The Domini Social Bond Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates. Some of the Domini Social Bond Fund’s community development investments may be unrated and carry greater credit risks than its other investments.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock or bonds of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

This material must be preceded or accompanied by a current prospectus. DSIL Investment Services LLC, Distributor. 03/12

DOMINI SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2012, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Apple Inc	5.8%	Bristol-Myers Squibb Co	2.5%
Microsoft Corp	4.4%	DIRECTV Cl A	2.4%
Intel Corp	3.6%	Verizon Communications Inc	2.3%
National Oilwell Varco Inc	2.8%	Kroger Co / The	2.2%
McKesson Corp	2.6%	Monster Beverage Corp	2.1%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments at January 31, 2012, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS
		Investor shares	Class R shares[1]	Class A shares (with 4.75% maximum Sales Charge)[2]	Class A shares (without Sales Charge)[2]	Institutional shares[2]	S&P 500
As of 1-31-12	1 Year	5.43%	5.78%	0.51%	5.52%	5.88%	4.22%
	5 Year	0.36%	0.69%	-0.61%	0.36%	0.36%	0.33%
	10 Year	2.84%	3.11%,	2.34%	2.84%	2.84%	3.52%
	Since Inception (6/3/91)	7.66%	7.80%	7.41%	7.66%	7.66%	8.22%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.26% (Investor shares), 2.54% (A shares), 0.82% (Institutional shares), and 0.94% (R shares) of net assets representing each share class, respectively. Until 11/30/12, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.25% (Investor shares), 1.18% (A shares), 0.80% (Institutional shares) and 0.90% (R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

1Reflects the performance of the Investor shares for periods prior to the offering of Class R shares, which commenced November 28, 2003. This performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

2Institutional and Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional or A shares.

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2012 (Unaudited)

SECURITY	SHARES	VALUE

Common Stocks – 99.0%
Consumer Discretionary – 10.4%
AutoZone Inc (a)	31,300	$10,888,644
Best Buy Co Inc	198,916	4,764,038
Chipotle Mexican Grill Inc (a)	15,200	5,582,808
Coach Inc	168,195	11,782,060
Comcast Corp Cl A	497	13,215
DIRECTV Cl A (a)	375,400	16,896,753
Dollar Tree Inc (a)	48,100	4,079,361
Expedia Inc	40,350	1,306,130
Gap Inc / The	114,689	2,176,797
Home Depot Inc / The	311	13,805
JC Penney Co Inc	336	13,961
Johnson Controls Inc	283	8,991
Lowe’s Cos Inc	435	11,671
Ltd Brands Inc	55,751	2,333,737
McDonald’s Corp	142	14,065
NIKE Inc Cl B	127	13,207
Netflix Inc (a)	18,500	2,223,700
priceline.com Inc (a)	13,450	7,121,506
Scholastic Corp	364	10,742
Staples Inc	749	10,958
Starbucks Corp	338	16,200
Target Corp	181	9,197
Tempur-Pedic International Inc (a)	30,700	2,047,997
Tiffany & Co	173	11,037
Time Warner Cable Inc	166	12,238
Viacom Inc Cl B	274	12,889
Walt Disney Co / The	290	11,281
Weight Watchers International Inc	40,500	3,083,265
Whirlpool Corp	199	10,810

		74,481,063

Consumer Staples – 11.4%
Avon Products Inc	374	6,646
Bunge Ltd	67,200	3,848,544
Church & Dwight Co Inc	73,900	3,352,843
Coca-Cola Co / The	66,865	4,515,393
Coca-Cola Enterprises Inc	424,100	11,361,639
Costco Wholesale Corp	150	12,341
Dean Foods Co (a)	395,600	4,256,656

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Energizer Holdings Inc (a)	21,100	$1,627,232
Herbalife Ltd	99,300	5,747,484
Kimberly-Clark Corp	132,672	9,494,008
Kraft Foods Inc Cl A	344	13,175
Kroger Co / The	658,300	15,641,208
Monster Beverage Corp (a)	141,200	14,756,812
PepsiCo Inc / NC	166	10,901
Procter & Gamble Co /The	25,569	1,611,870
Safeway Inc	234,700	5,158,706
Whole Foods Market Inc	216	15,990

		81,431,448

Energy – 9.8%
Anadarko Petroleum Corp	141	11,382
Apache Corp	147,391	14,574,022
Devon Energy Corp	155,939	9,950,468
Energen Corp	182,024	8,768,096
National Oilwell Varco Inc	270,062	19,979,187
Pioneer Natural Resources Co	125	12,413
QEP Resources Inc	58,000	1,661,120
Range Resources Corp	202,800	11,665,056
Southwestern Energy Co (a)	121,693	3,789,520

		70,411,264

Financials – 15.5%
Aflac Inc	66,000	3,183,180
American Capital Agency Corp	353,500	10,364,620
American Express Co	254	12,736
Annaly Capital Management Inc	573,400	9,656,056
Bank of Montreal	40,700	2,365,661
Canadian Imperial Bank of Commerce	122,400	9,306,477
Capital One Financial Corp	199,400	9,122,550
Discover Financial Services	380,800	10,350,144
Fifth Third Bancorp	127,800	1,662,678

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Intercontinental Exchange Inc (a)	91,200	$10,440,576
JPMorgan Chase & Co	373,537	13,932,930
NYSE Euronext	362	9,615
ORIX Corp ADR	111,200	5,305,352
PNC Financial Services Group Inc	78,300	4,613,436
Reinsurance Group of America Inc	119,500	6,511,555
Toronto-Dominion Bank / The	185,000	14,267,200
US Bancorp	401	11,316

		111,116,082

Health Care – 11.9%
AmerisourceBergen Corp	235,000	9,157,950
Amgen Inc	143,607	9,752,351
Becton Dickinson and Co	128	10,036
Biogen Idec Inc (a)	72,200	8,513,824
Bristol-Myers Squibb Co	546,600	17,622,384
Celgene Corp (a)	106,700	7,757,090
Gilead Sciences Inc (a)	281,510	13,748,948
McKesson Corp	226,700	18,525,924

		85,088,507

Industrials – 8.4%
3M Co	145,626	12,627,230
Cummins Inc	128,599	13,374,296
Deere & Co	101,500	8,744,225
Herman Miller Inc	422	8,913
Interface Inc Cl A	692	9,197
JetBlue Airways Corp (a)	2,432	14,422
Norfolk Southern Corp	149,600	10,801,120
Pitney Bowes Inc	564,400	10,706,668
RR Donnelley & Sons Co	629	7,145
Roper Industries Inc	40,900	3,819,651
Southwest Airlines Co	1,240	11,879
Stanley Black & Decker Inc	162	11,369
United Parcel Service Inc Cl B	149	11,272

		60,147,387

SECURITY	SHARES	VALUE

Information Technology – 20.9%
Apple Inc (a)	90,704	$41,404,562
Applied Materials Inc	770	9,456
Autodesk Inc (a)	56,800	2,044,800
BMC Software Inc (a)	46,300	1,677,912
CA Inc	363,300	9,365,874
Cisco Systems Inc	109,037	2,140,396
Dell Inc (a)	259,100	4,464,293
EMC Corp / Massachusetts (a)	475	12,236
F5 Networks Inc (a)	18,700	2,239,138
First Solar Inc (a)	158	6,680
Google Inc Cl A (a)	19	11,022
Hewlett-Packard Co	444	12,423
Intel Corp	979,985	25,891,204
International Business Machines Corp	23,874	4,598,132
Lexmark International Inc Cl A	52,500	1,832,250
Mastercard Inc Cl A	26,800	9,529,276
Microsoft Corp	1,077,306	31,812,846
Motorola Mobility Holdings Inc (a)	350	13,521
Motorola Solutions Inc	93,672	4,347,318
Oracle Corp	206,600	5,826,120
Power Integrations Inc	267	9,609
SunPower Corp (a)	1,232	8,439
Symantec Corp (a)	133,600	2,296,584
Texas Instruments Inc	333	10,783
Xerox Corp	1,430	11,083
Yahoo! Inc (a)	649	10,040

		149,585,997

Materials – 3.1%
Domtar Corp	62,600	5,407,388
Eastman Chemical Co	192,600	9,691,632
International Paper Co	152,997	4,764,327
MeadWestvaco Corp	412	12,129
Nucor Corp	247	10,989

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

SECURITY	SHARES	VALUE

Materials (Continued)
Silver Wheaton Corp	65,700	$2,339,577

		22,226,042

Telecommunication Services – 4.0%
AT&T Inc	90,067	2,648,870
BT Group PLC ADR	167,400	5,410,368
SK Telecom Co Ltd ADR	143,000	2,003,430
Sprint Nextel Corp (a)	2,576	5,461
Telecom Corp of New Zealand Ltd ADR	254,900	2,235,473
Verizon Communications Inc	428,802	16,148,683

		28,452,285

SECURITY	SHARES	VALUE

Utilities – 3.6%
Alliant Energy Corp	38,500	$1,632,015
Cia de Saneamento Basico do Estado de Sao Paulo ADR	120,600	7,946,334
Integrys Energy Group Inc	222	11,524
National Grid PLC ADR	122,400	6,106,536
Pepco Holdings Inc	532,000	10,459,120

		26,155,529

Total Common Stocks – 99.0% (Cost $597,741,899) (b)		$709,095,604

Other Assets, less liabilities – 1.0%		7,177,234

Net Assets – 100.0%		$716,272,838

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $599,773,197. The aggregate gross unrealized appreciation is $120,957,614 and the aggregate gross unrealized depreciation is $11,635,207, resulting in net unrealized appreciation of $109,322,407.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2012, about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Sanofi	2.8%	FUJIFILM Holdings Corp	1.8%
Atlas Copco AB Cl A	2.0%	Toppan Printing Co Ltd	1.8%
Holcim Ltd	2.0%	Fred Olsen Energy ASA	1.6%
Central Japan Railway Co	2.0%	Henkel AG & Co KGaA	1.6%
BT Group PLC	1.9%	Aeon Co Ltd	1.6%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

* Other reflects Indonesia, India, Malaysia, South Korea, Thailand, China, New Zealand, Greece, Portugal, and Ireland.

The holdings mentioned above are described in the Domini International Social Equity Fund’s Portfolio of Investments at January 31, 2012, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (with- out Sales Charge)[1]	MSCI EAFE
As of 1-31-12	1 Year	-10.99%	-15.22%	-10.99%	-9.16%
	5 Year	-6.64%	-7.54%	-6.64%	-3.39%
	Since Inception (12/27/06)	-6.42%	-7.31%	-6.42%	-3.01%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.70% (Investor shares) and 2.42% (A shares) of net assets representing each share class, respectively. Until 11/30/12, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

1 Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock – 96.8%
Australia – 6.2%
Bendigo and Adelaide Bank Ltd	Banks	30,383	$267,680
CFS Retail Property Trust	Real Estate	250,000	455,654
Cochlear Ltd	Health Care Equipment & Services	3,117	196,769
CSL Ltd	Pharma, Biotech & Life Sciences	12,781	422,839
Dexus Property Group	Real Estate	425,919	402,854
GPT Group	Real Estate	442,115	1,451,860
National Australia Bank Ltd	Banks	73,079	1,852,303
OneSteel Ltd	Materials	1,399,323	1,100,477
Stockland	Real Estate	179,283	640,191
Suncorp Group Ltd	Insurance	164,840	1,473,295
Westpac Banking Corp	Banks	16,136	362,692

			8,626,614

Austria – 1.6%
Atrium European Real Estate Ltd	Real Estate	39,465	181,332
Strabag SE	Capital Goods	34,787	1,021,871
Voestalpine AG	Materials	31,518	1,034,147

			2,237,350

Belgium – 0.8%
KBC Groep NV	Banks	57,683	1,094,516

			1,094,516

Brazil – 2.1%
Banco do Brasil SA	Banks	19,500	302,905
Brasil Telecom SA ADR	Telecommunication Services	24,900	467,124
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	20,400	1,344,156
Telefonica Brasil SA ADR	Telecommunication Services	28,470	792,605

			2,906,790

China – 0.2%
China Overseas Land & Investment Ltd	Real Estate	90,000	167,361
Hopson Development Holdings Ltd	Real Estate	257,357	157,975

			325,336

Denmark – 0.9%
Coloplast A/S Cl B	Health Care Equipment & Services	1,821	269,022
H Lundbeck A/S	Pharma, Biotech & Life Sciences	46,926	925,440

			1,194,462

Finland – 0.9%
Neste Oil OYJ	Energy	35,888	403,081
Nokia OYJ	Technology Hardware & Equipment	153,482	767,096

			1,170,177

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France – 9.7%
Accor SA	Consumer Services	18,986	$577,349
AXA SA	Insurance	105,132	1,597,115
Cie Generale de Geophysique – Veritas (a)	Energy	21,823	609,057
Credit Agricole SA	Banks	137,835	850,019
Hermes International	Consumer Durables & Apparel	589	204,863
Sanofi	Pharma, Biotech & Life Sciences	51,778	3,827,535
Societe BIC SA	Commercial & Professional Services	7,439	663,354
Societe Generale SA	Banks	38,053	1,014,447
Unibail-Rodamco SE	Real Estate	9,018	1,732,975
Vivendi SA	Telecommunication Services	79,440	1,663,854
Zodiac Aerospace	Capital Goods	8,031	717,511

			13,458,079

Germany – 3.8%
Commerzbank AG (a)	Banks	431,531	1,033,194
Continental AG (a)	Automobiles & Components	2,636	210,732
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	96,870	884,610
Linde AG	Materials	2,695	427,933
Suedzucker AG	Food & Beverage	67,587	1,998,644
United Internet AG	Software & Services	36,577	683,742

			5,238,855

Greece – 0.1%
Hellenic Petroleum SA	Energy	15,721	119,773

			119,773

Hong Kong – 2.5%
Great Eagle Holdings Ltd	Real Estate	73,019	180,040
Link REIT/The	Real Estate	246,000	899,362
New World Development Co Ltd	Real Estate	510,882	559,997
Sino Land Co Ltd	Real Estate	390,000	649,790
SmarTone Telecommunications Holdings Ltd	Telecommunication Services	77,000	130,278
Swire Properties Ltd (a)	Real Estate	43,376	109,636
Wheelock & Co Ltd	Real Estate	296,471	946,245

			3,475,348

India – 0.4%
Hero Motocorp Ltd	Automobiles & Components	16,322	615,314

			615,314

Indonesia – 0.5%
Telekomunikasi Indonesia Tbk PT	Telecommunication Services	931,000	709,383

			709,383

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Ireland – 0.0%
Irish Bank Resolution Corp Ltd (a) (c)	Banks	138,674	$0

			0

Italy – 1.2%
Banca Monte dei Paschi di Siena SpA	Banks	1,514,849	575,272
Banco Popolare SC	Banks	298,418	450,412
Pirelli & C SpA	Automobiles & Components	65,596	607,090

			1,632,774

Japan – 21.9%
Aeon Co Ltd	Food & Staples Retailing	169,549	2,234,711
Aoyama Trading Co Ltd	Retailing	67,386	1,211,622
Asahi Glass Co Ltd	Capital Goods	76,300	621,407
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,875,291
Brother Industries Ltd	Technology Hardware & Equipment	18,500	249,174
Central Japan Railway Co	Transportation	325	2,791,803
Credit Saison Co Ltd	Diversified Financials	19,600	398,683
Dai Nippon Printing Co Ltd	Commercial & Professional Services	150,000	1,613,115
Daicel Corp	Materials	108,000	677,036
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	7,000	133,207
Daiwa House Industry Co Ltd	Real Estate	36,000	454,662
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	126,200	534,591
FANUC Corp	Capital Goods	2,100	352,800
FUJIFILM Holdings Corp	Technology Hardware & Equipment	103,823	2,460,435
Fukuoka Financial Group Inc	Banks	179,000	762,951
Kawasaki Kisen Kaisha Ltd	Transportation	78,000	147,305
Konica Minolta Holdings Inc	Technology Hardware & Equipment	151,000	1,099,082
Mitsubishi Estate Co Ltd	Real Estate	8,000	127,686
Namco Bandai Holdings Inc	Consumer Durables & Apparel	54,200	771,239
Nishi-Nippon City Bank Ltd/The	Banks	117,000	342,177
Nomura Research Institute Ltd	Software & Services	43,100	980,702
ORIX Corp	Diversified Financials	8,293	775,463
Osaka Gas Co Ltd	Utilities	43,000	172,564
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	73,700	2,085,831
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	8,300	411,462
Seino Holdings Corp	Transportation	105,693	806,732
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	36,800	490,828
Toppan Printing Co Ltd	Commercial & Professional Services	305,451	2,443,608
Toyo Seikan Kaisha Ltd	Materials	92,598	1,371,058
Yamada Denki Co Ltd	Retailing	14,080	897,427
Zeon Corp	Materials	118,000	1,035,305

			30,329,957

Malaysia – 0.4%
DiGi.Com Bhd	Telecommunication Services	371,900	484,130

			484,130

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Netherlands – 3.5%
ING Groep NV (a)	Diversified Financials	184,206	$1,677,816
Koninklijke Ahold NV	Food & Staples Retailing	73,960	980,759
Koninklijke DSM NV	Materials	24,436	1,254,727
Unilever NV	Food & Beverage	29,549	984,434

			4,897,736

New Zealand – 0.2%
Telecom Corp of New Zealand Ltd	Telecommunication Services	144,085	249,455

			249,455

Norway – 4.6%
Fred Olsen Energy ASA	Energy	59,810	2,257,386
Petroleum Geo-Services ASA (a)	Energy	158,718	2,034,742
TGS Nopec Geophysical Co ASA	Energy	81,080	2,031,810

			6,323,938

Portugal – 0.1%
Banco Espirito Santo SA	Banks	101,393	167,636

			167,636

South Africa – 1.0%
MTN Group Ltd	Telecommunication Services	72,062	1,230,731
RMB Holdings Ltd	Diversified Financials	44,814	167,267

			1,397,998

South Korea – 0.4%
Hynix Semiconductor Inc	Semiconductors & Semiconductor Equipment	10,670	255,031
KT Corp	Telecommunication Services	6,260	186,125
SK Telecom Co Ltd	Telecommunication Services	756	95,901

			537,057

Spain – 3.4%
Acciona SA	Utilities	21,549	1,730,886
Banco Santander SA	Banks	27,686	215,642
Ferrovial SA	Capital Goods	23,786	278,677
Gamesa Corp Tecnologica SA	Capital Goods	248,317	971,927
Inditex SA	Retailing	10,222	892,520
Mapfre SA	Insurance	129,353	430,097
Sacyr Vallehermoso SA	Capital Goods	27,966	133,769

			4,653,518

Sweden – 4.3%
Atlas Copco AB Cl A	Capital Goods	118,079	2,803,973
Getinge AB Cl B	Health Care Equipment & Services	29,347	795,154
Investor AB Cl B	Diversified Financials	59,536	1,203,940

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden (Continued)
Millicom International Cellular SA	Telecommunication Services	5,009	$494,692
Svenska Cellulosa AB Cl B	Materials	22,167	369,808
Trelleborg AB Cl B	Capital Goods	25,872	243,355

			5,910,922

Switzerland – 6.0%
Cie Financiere Richemont SA Cl A	Consumer Durables & Apparel	4,176	236,592
Holcim Ltd (a)	Materials	49,109	2,800,965
Lindt & Spruengli AG	Food & Beverage	33	1,130,383
Novartis AG	Pharma, Biotech & Life Sciences	18,765	1,016,199
OC Oerlikon Corp AG (a)	Capital Goods	76,244	522,333
Schindler Holding AG	Capital Goods	3,177	369,314
Sonova Holding AG (a)	Health Care Equipment & Services	1,301	133,057
Swatch Group AG/The	Consumer Durables & Apparel	14,384	1,055,807
Swiss Life Holding AG (a)	Insurance	9,662	960,316

			8,224,966

Thailand – 0.3%
Bangkok Bank PCL	Banks	83,700	450,640

			450,640

United Kingdom – 19.8%
Aviva PLC	Insurance	175,961	970,198
BG Group PLC	Energy	57,243	1,287,236
British Land Co PLC	Real Estate	59,978	462,452
BT Group PLC	Telecommunication Services	816,206	2,621,110
HSBC Holdings PLC	Banks	166,189	1,389,163
Intercontinental Hotels Group PLC	Consumer Services	107,418	2,190,083
Kingfisher PLC	Retailing	328,535	1,325,664
Land Securities Group PLC	Real Estate	104,272	1,109,867
Legal & General Group PLC	Insurance	766,661	1,396,144
London Stock Exchange Group PLC	Diversified Financials	41,177	565,321
National Grid PLC	Utilities	134,339	1,339,801
Next PLC	Retailing	28,813	1,190,817
Old Mutual PLC	Insurance	194,477	448,066
Pearson PLC	Media	37,466	693,516
Persimmon PLC	Consumer Durables & Apparel	161,296	1,340,118
Rexam PLC	Materials	214,107	1,263,641
Shire PLC	Pharma, Biotech & Life Sciences	48,753	1,620,245
SSE PLC	Utilities	114,007	2,200,286
Taylor Wimpey PLC (a)	Consumer Durables & Apparel	443,521	296,758
Unilever PLC	Food & Beverage	68,667	2,217,046
Vodafone Group PLC	Telecommunication Services	265,208	714,818
WM Morrison Supermarkets PLC	Food & Staples Retailing	178,930	807,552

			27,449,902

Total Common Stock (Cost $134,919,045)			133,882,626

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Preferred Stock – 1.8%
Brazil – 0.2%
Petroleo Brasileiro SA	Energy	17,500	$245,644

			245,644

Germany – 1.6%
Henkel AG & Co KGaA	Household & Personal Products	36,470	2,250,990

			2,250,990

Total Preferred Stock (Cost $1,933,439)			2,496,634

Total Investments – 98.6% (Cost $136,852,484) (b)			136,379,260

Other Assets, less liabilities – 1.4%			1,944,956

Net Assets – 100.0%			$$138,324,216

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $140,755,843. The aggregate gross unrealized appreciation is $8,729,901 and the aggregate gross unrealized depreciation is $13,106,484, resulting in net unrealized depreciation of $4,376,583.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI SOCIAL BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2012, about the percentage of the Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

DOMINI SOCIAL BOND FUND AVERAGE ANNUAL TOTAL RETURNS
		Investor shares	Institutional shares[1]	Barclays Capital Intermediate Aggregate Index
As of 1-31-12	1 Year	6.46%	6.46%	6.51%
	5 Year	5.78%	5.78%	6.25%
	10 Year	4.67%	4.67%	5.40%
	Since Inception (6/1/2000)	5.51%	5.51%	6.21%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.29% (Investor shares) and 0.84% (Institutional shares) of net assets representing each share class, respectively. Until 11/30/12, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 0.95% (Investor shares) and 0.65% (Institutional shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. During periods of rising interest rates, bond funds can lose value. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Barclays Capital Intermediate Aggregate Index (BCIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in the BCIA.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations – 28.2%
Fannie Mae:
3.000%, 5/25/2026	$825,000	$858,607
1.375%, 11/15/2016	7,785,000	7,960,887
Federal Home Loan Bank:
3.000%, 12/1/2099 (d)	530,000	552,111
3.000%, 12/1/2099 (d)	597,000	620,227
Freddie Mac:
0.490%, VR, 11/15/2023	228,163	227,861
0.640%, VR, 5/15/2026	837,509	840,440
0.640%, VR, 8/15/2026	480,263	482,079
1.750%, 9/10/2015	8,936,000	9,301,062
2.125%, 3/23/2012	10,000,000	10,029,450
2.875%, 2/9/2015 (e)	4,515,000	4,823,212
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	41,915	42,425

Total U.S. Government Agency Obligations (Cost $35,150,954)		35,738,361

U.S. Government Agency Mortgage Securities – 40.0%
Fannie Mae:
190370, 6.000%, 6/1/2036	887,216	977,454
357829, 6.000%, 6/1/2035	585,885	648,038
463675, 4.900%, 11/1/2022	1,167,679	1,343,917
464501, 5.450%, 2/1/2025	981,997	1,121,065
469387, 2.600%, 10/1/2018	1,000,000	1,010,527
469435, 3.450%, 11/1/2021	1,000,000	1,064,515
735061, 6.000%, 11/1/2034	852,169	943,636
735500, 5.500%, 5/1/2035	1,042,963	1,137,787
745087, 5.500%, 12/1/2035	389,700	425,131
745327, 6.000%, 3/1/2036	2,128,218	2,353,987
827943, 5.000%, 5/1/2035	180,507	195,142
831017, 6.000%, 9/1/2035	297,377	328,924
874332, 6.030%, 2/1/2022	1,097,967	1,268,566
888344, 5.000%, 10/1/2035	1,719,497	1,858,903
889529, 6.000%, 3/1/2038	657,776	730,433
995082, 5.500%, 8/1/2037	632,404	690,297
AD0439, 6.000%, 7/1/2039	297,095	327,033
AE0115, 5.500%, 12/1/2035	3,467,933	3,801,401
FNCI 15 YR APR TBA, 2.500%, 12/1/2099 (c)(d)	740,000	753,355
FNCI 15 YR MAR TBA, 2.500%, 12/1/2099 (c)(d)	630,000	644,963
FNR 2010-144 YB, 3.000%, 12/25/2025	1,724,000	1,801,237
FNR 2011 36 DB, 3.000%, 5/25/2026	1,797,000	1,873,644
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	518,376
FNR 2011-98 FL, 0.576%, VR, 10/25/2026	399,560	400,275
FNR 2011-98 VE, 3.500%, 6/25/2026	1,014,000	1,060,517
MCDONOGH FNMA DUS, 3.210%, 2/1/2022 (c)(d)	1,000,000	1,031,880
Freddie Mac:
1B8266, 2.864%, VR, 5/1/2041	763,499	795,566
1B8553, 2.358%, VR, 7/1/2041	873,784	902,505
1B8740, 2.427%, VR, 9/1/2041	507,554	526,024
848553, 2.694%, VR, 6/1/2041	443,223	460,421

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
A12413, 5.000%, 8/1/2033	$180,859	$195,042
A47402, 5.000%, 10/1/2035	634,365	684,705
3768 CB, 3.500%, 12/15/2025	343,000	363,977
3800 BE, 3.500%, 2/15/2026	433,000	460,409
3800 CB, 3.500%, 2/15/2026	383,000	408,486
3806 L, 3.500%, 2/15/2026	847,000	896,368
3816 GL, 3.000%, 2/15/2026	483,000	504,159
3826 BK, 3.000%, 3/15/2026	2,362,000	2,465,406
3829 BE, 3.500%, 3/15/2026	526,000	559,825
G01740, 5.500%, 12/1/2034	2,707,438	2,947,247
G01779, 5.000%, 4/1/2035	225,079	243,011
G01837, 5.000%, 7/1/2035	1,605,699	1,733,121
G02252, 5.500%, 7/1/2036	300,952	326,950
G02424, 5.500%, 12/1/2036	1,586,119	1,723,139
G04997, 5.000%, 1/1/2037	1,979,944	2,137,063
G05052, 5.000%, 10/1/2033	108,294	116,787
G08051, 5.000%, 4/1/2035	399,354	431,045
J17875, 3.500%, 1/1/2027	211,000	221,834
Z40004, 6.000%, 8/1/2036	253,421	278,283
Ginnie Mae CMO:
2003-78 C, 5.270%, VR, 2/16/2031	1,000,000	1,086,338
2006-9 B, 5.269%, VR, 3/16/2037	845,118	911,509
Government National Mortgage Association:
G02162, 5.500%, 5/1/2036	1,070,979	1,163,498

Total U.S. Government Agency Mortgage Securities (Cost $48,562,466)		50,853,721

Corporate Obligations – 21.0%
3M Company, 1.375%, 9/29/2016	1,000,000	1,018,572
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	726,291
Analog Devices, 3.000%, 4/15/2016	333,000	352,751
AT&T Inc, 3.875%, 8/15/2021	400,000	430,239
Becton Dickinson, 3.250%, 11/12/2020	500,000	528,198
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	456,228
Comcast Corporation, 4.950%, 6/15/2016	600,000	677,237
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,079,004
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,464,424
Family Dollar Stores Inc., 5.000%, 2/1/2021	84,000	87,844
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,053,350
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	723,171
HSBC Bank PLC, 144A, 3.500%, 6/28/2015 (f)	1,000,000	1,038,280
IBM Corp, 5.700%, 9/14/2017	700,000	856,190
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	867,017
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,037,770
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,014,426
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	810,102
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	133,711
Kellogg Co., 4.250%, 3/6/2013	700,000	725,459
Kroger Co., 7.500%, 1/15/2014	700,000	783,378
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	569,181

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Obligations (Continued)
Northern Trust Company, 5.200%, 11/9/2012	$700,000	$724,238
Oracle Corp., 5.750%, 4/15/2018	134,000	164,863
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,015,588
Praxair Inc., 4.625%, 3/30/2015	647,000	721,380
Progressive Group, 3.750%, 8/23/2021	700,000	753,641
Sanofi Aventis, 4.000%, 3/29/2021	1,987,000	2,229,677
SBC Communications, 5.100%, 9/15/2014	600,000	664,294
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	760,915
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,040,073
United Parcel Service, 3.125%, 1/15/2021	500,000	540,384
Verizon Communications, 5.550%, 2/15/2016	700,000	812,755
Xerox Corporation, 6.350%, 5/15/2018	700,000	806,663

Total Corporate Obligations (Cost $24,615,223)		26,667,294

Corporate Mortgage Securities – 1.2%
CNP 2012 - 1 A3, 3.028%, 10/15/2025	443,000	454,055
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (g)	967,388	1,005,882

Total Corporate Mortgage Securities (Cost $1,410,384)		1,459,937

Certificates of Deposit – 2.4%
BANK2, 0.500%, 11/3/2012 (a)	250,000	250,000
Central Bank of Kansas City, 0.900%, 5/30/2012 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2012 (a)	150,000	150,000
Community Capital Bank of Virginia, 1.000%, 2/4/2012 (a)	250,000	250,000
Community Commerce Bank, 0.650%, 6/1/2012 (a)	100,000	100,000
Eastern Bank, 0.150%, 12/20/2012 (a)	250,000	250,000
Hope Federal Credit Union, 0.400%, 2/4/2012 (a)	250,000	250,000
Latino Community Credit Union, 0.900%, 6/1/2012 (a)	250,000	250,000
Liberty Bank and Trust Co., 0.810%, 12/4/2012 (a)	200,000	200,000
Metro Bank, 0.400%, 6/25/2012 (a)	100,000	100,000
Promerica Bank, 0.750%, 2/8/2012 (a)	250,000	250,000
Self-Help Federal Credit Union, 1.050%, 12/27/2012 (a)	250,000	250,000
Self-Help Credit Union, 1.050%, 12/12/2012 (a)	250,000	250,000
Southern Bancorp, 0.750%, 6/20/2012 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,050,000)		3,050,000

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Cash Equivalents – 0.2%
Money Market Demand Accounts:
Latino Community Credit Union Money Market, 0.803%, 2/15/2012 (a)	$100,495	$100,495
Self-Help Money Market Demand, 0.860%, 2/15/2012 (a)	101,213	101,213
Southern Bancorp Money Market, 0.550%, 2/15/2012 (a)	100,294	100,294

Total Cash Equivalents (Cost $302,002)		302,002

Total Investments – 93.0% (Cost $113,091,029) (b)		118,071,315

Other Assets, less liabilities – 7.0%		8,868,995

Net Assets – 100.0%		$126,940,310

(a) Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b) The aggregate cost for book and federal income purposes is $113,091,029. The aggregate gross unrealized appreciation is $4,984,022, and the aggregate gross unrealized depreciation is $3,736, resulting in net unrealized appreciation of $4,980,286.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(d) A portion or all of the security was purchased as a when issued or delayed delivery security.

(e) A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(f) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(g) This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on January 31, 2012.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2011, and held through January 31, 2012.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2011	Ending Account Value as of 1/31/2012	Expenses Paid During Period 8/1/2011 – 1/31/2012
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,004.60	$6.30[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.85	$6.34[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,004.40	$5.95[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.20	$5.99[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,006.70	$4.04[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.11	$4.06[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,006.50	$4.54[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.61	$4.57[1]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$867.60	$7.51[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.09	$8.11[2]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$868.00	$7.37[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.24	$7.96[2]
Domini Social Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,031.00	$4.85[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.36	$4.82[3]
Domini Social Bond Fund Institutional Shares	Actual Expenses	$1,000.00*	$1,014.30	$1.13[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00*	$1,007.49	$1.12[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Investor shares, or 1.18% for Class A shares, or 0.80% for Institutional Class, or 0.90% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

2Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

3Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Investor Shares, or 0.65% for Institutional Class, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 63), and divided by 366.

* Beginning account value as of 11/30/11 (effective date — see Note 1 to the Bond Fund Financial Statements).

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2012 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
ASSETS
Investments at value (cost $597,741,899, and $136,852,484, respectively)	$709,095,604	$136,379,260
Cash	7,229,318	1,651,191
Foreign currency, at value (cost $0, and $5,122, respectively)	-	5,109
Receivable for securities sold	532	5,096
Receivable for capital shares	297,750	411,611
Dividend receivable	684,236	176,881
Tax reclaim receivable	4,059	148,670

Total assets	717,311,499	138,777,818

LIABILITIES
Payable for securities purchased	760	5,109
Payable for capital shares	323,334	250,204
Management /Sponsorship fee payable	444,527	113,118
Distribution fee payable	113,774	17,883
Other accrued expenses	152,005	51,268
Foreign tax payable	4,261	16,020

Total liabilities	1,038,661	453,602

NET ASSETS	$716,272,838	$138,324,216

NET ASSETS CONSIST OF
Paid-in capital	$792,942,309	$151,060,518
Undistributed net investment income (loss)	2,830,566	(3,090,394)
Accumulated net realized gain (loss)	(190,853,554)	(9,183,592)
Net unrealized appreciation (depreciation)	111,353,517	(462,316)

NET ASSETS	$716,272,838	$138,324,216

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$545,951,158	$133,915,333

Outstanding shares of beneficial interest	17,246,273	22,246,028

Net asset value and offering price per share*	$31.66	$6.02

Class A Shares
Net assets	$2,551,780	$4,408,883

Outstanding shares of beneficial interest	254,392	701,647

Net asset value*	$10.03	$6.28

Maximum offering price per share (net asset value per share / (1-4.75%))	$10.53	$6.59

Institutional shares
Net assets	$147,571,954

Outstanding shares of beneficial interest	7,522,830

Net asset value and offering price per share*	$19.62

Class R shares
Net assets	$20,197,946

Outstanding shares of beneficial interest	2,169,173

Net asset value and offering price per share*	$9.31

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2012 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
INCOME
Dividends (net of foreign taxes $117,458, and $65,847, respectively)	$7,848,364	$1,394,140

Investment Income	7,848,364	1,394,140

EXPENSES
Management /Sponsorship fees	2,535,427	673,597
Distribution fees – Investor shares	651,311	163,534
Distribution fees – Class A shares	2,622	4,866
Transfer agent fees – Investor shares	482,327	150,487
Transfer agent fees – Class A shares	3,154	8,146
Transfer agent fees – Institutional shares	591	-
Transfer agent fees – Class R shares	398	-
Custody and Accounting fees	79,860	95,669
Miscellaneous	53,269	11,442
Shareholder Service fees – Investor shares	37,141	9,645
Shareholder Service fees – Class A shares	316	681
Shareholder Service fees – Institutional shares	56	-
Shareholder Service fees – Class R shares	43	-
Shareholder Communication fees	29,429	5,993
Trustees fees	28,223	7,739
Registration fees – Investor shares	12,206	22,232
Registration fees – Class A shares	12,914	15,846
Registration fees – Institutional shares	15,771	-
Registration fees – Class R shares	13,179	-
Professional fees	9,967	6,032

Total expenses	3,968,204	1,175,909
Fees waived and expenses reimbursed	(77,831)	(98,411)
Custody fees paid indirectly	(429)	(183)

Net expenses	3,889,944	1,077,315

NET INVESTMENT INCOME (LOSS)	3,958,420	316,825

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(4,305,183)	(7,627,167)
Foreign Currency	(5,515)	(53,962)

Net realized gain (loss)	(4,310,698)	(7,681,129)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	3,127,211	(11,292,363)
Translation of assets and liabilities in foreign currencies	205	(27,406)

Net change in unrealized appreciation (depreciation)	3,127,416	(11,319,769)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,183,282)	(19,000,898)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,775,138	$(18,684,073)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,958,420	$5,740,754
Net realized gain (loss)	(4,310,698)	101,433,495
Net change in unrealized appreciation (depreciation)	3,127,416	32,284,288

Net Increase (Decrease) in Net Assets Resulting from Operations	2,775,138	139,458,537

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(707,647)	(2,875,804)
Class A shares	(26,800)	(47,631)
Institutional shares	(1,093,316)	(1,764,397)
Class R shares	(280,553)	(504,906)
Distributions to shareholders from net realized gain:
Investor shares	-	-
Class A shares	-	-
Institutional shares	-	-
Class R shares	-	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(2,108,316)	(5,192,738)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	34,684,461	122,592,124
Net asset value of shares issued in reinvestment of distributions and dividends	2,043,033	5,008,963
Payments for shares redeemed	(43,716,988)	(233,736,371)
Redemption fees	6,294	8,301

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,983,200)	(106,126,983)

Total Increase (Decrease) in Net Assets	(6,316,378)	28,138,816

NET ASSETS
Beginning of period	$722,589,216	$694,450,400

End of period	$716,272,838	$722,589,216

Undistributed net investment income (loss)	$2,830,566	$980,462

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$316,825	$2,317,023
Net realized gain (loss)	(7,681,129)	11,917,380
Net change in unrealized appreciation (depreciation)	(11,319,769)	9,684,021

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,684,073)	23,918,424

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(4,308,180)	(2,147,231)
Class A shares	(120,482)	(61,474)
Distributions to shareholders from net realized gain:
Investor shares	(4,208,595)	-
Class A shares	(116,047)	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(8,753,304)	(2,208,705)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	32,971,928	24,147,381
Net asset value of shares issued in reinvestment of distributions and dividends	7,291,198	1,581,232
Payments for shares redeemed	(16,024,787)	(20,288,113)
Redemption fees	1,593	479

Net Increase (Decrease) in Net Assets from Capital Share Transactions	24,239,932	5,440,979

Total Increase (Decrease) in Net Assets	(3,197,445)	27,150,698

NET ASSETS
Beginning of period	$141,521,661	$114,370,963

End of period	$138,324,216	$141,521,661

Undistributed net investment income (loss)	$(3,090,394)	$1,021,440

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,
			2011		2010		2009		2008		2007
For a share outstanding for the period:
Net asset value, beginning of period	$31.56		$26.00		$22.83		$28.19		$34.00		$29.73

Income from investment operations:
Net investment income (loss)	0.17		0.27		0.22		0.28		0.29		0.23
Net realized and unrealized gain (loss) on investments	(0.03)		5.44		3.09		(5.32)		(4.08)		4.26

Total income from investment operations	0.14		5.71		3.31		(5.04)		(3.79)		4.49

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.04)		(0.15)		(0.14)		(0.22)		(0.22)		(0.22)
Distributions to shareholders from net realized gain	-		-		-		-		(1.80)		-
Tax return of capital [5]	-		-		-		(0.10)		-		-

Total distributions	(0.04)		(0.15)		(0.14)		(0.32)		(2.02)		(0.22)

Redemption fee proceeds	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$31.66		$31.56		$26.00		$22.83		$28.19		$34.00

Total return [2]	0.46%		22.01%		14.51%		-17.48%		-11.84%		15.11%
Portfolio turnover	47%		87%		95%		82%		70%		126%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$546		$561		$562		$550		$775		$1,066
Ratio of expenses to average net assets [3]	1.25%	[4]	1.23%	[4]	1.23%	[4]	1.18%	[4]	1.15%		1.08%
Ratio of net investment income (loss) to average net assets	1.07%		0.72%		0.77%		1.27%		0.86%		0.66%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.26% for the six months ended January 31, 2012, and 1.23%, 1.29%, 1.31%, 1.24%, and 1.23%, for the years ended July 31, 2011, 2010, 2009, 2008, and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the six months ended January 31, 2012, and 1.23%, 1.23% and 1.18% for the years ended July 31, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,				For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$10.12		$8.51		$7.63		$6.57

Income from investment operations:
Net investment income (loss)	0.17		0.07		0.10		0.06
Net realized and unrealized gain (loss) on investments	(0.14)		1.80		1.01		1.21

Total income from investment operations	0.03		1.87		1.11		1.27

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.26)		(0.23)		(0.15)
Distributions to shareholders from net realized gain	-		-		-		-
Tax return of capital [5]	-		-		-		(0.06)

Total distributions	(0.12)		(0.26)		(0.23)		(0.21)

Redemption fee proceeds	-		-		-		-

Net asset value, end of period	$10.03		$10.12		$8.51		$7.63

Total return [2]	0.44%		22.16%		14.47%		20.66%
Portfolio turnover	47%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$3		$2		$2		$1
Ratio of expenses to average net assets [3]	1.18%	[4]	1.18%	[4]	1.18%	[4]	1.18%	[4]
Ratio of net investment income (loss) to average net assets	1.12%		0.76%		0.81%		1.13%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.68% for the six months endend January 31, 2012 and 2.54%, 2.56%, and 3.31%, for the years ended July 31, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18% for the six months ended January 31, 2012 and 1.18%, 1.18% and 1.18% for the years ended July 31, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,				For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$19.65		$16.26		$14.35		$ 12.13

Income from investment operations:
Net investment income (loss)	0.14		0.23		0.21		0.13
Net realized and unrealized gain (loss) on investments	(0.02)		3.42		1.96		2.31

Total income from investment operations	0.12		3.65		2.17		2.44

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.26)		(0.26)		(0.15)
Distributions to shareholders from net realized gain	-		-		-		-
Tax return of capital [5]	-		-		-		(0.07)

Total distributions	(0.15)		(0.26)		(0.26)		(0.22)

Redemption fee proceeds	-		-		-		-

Net asset value, end of period	$19.62		$19.65		$16.26		$14.35

Total return [2]	0.67%		22.55%		15.08%		20.93%
Portfolio turnover	47%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$147		$143		$103		$ 84
Ratio of expenses to average net assets [3]	0.80%	[4]	0.80%	[4]	0.75%	[4]	0.65%	[4]
Ratio of net investment income (loss) to average net assets	1.52%		1.17%		1.24%		1.66%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager, and the Sponsor, not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.84% for the six months ended January 31, 2012 and 0.82%, 0.83%, and 0.80%, for the years ended July 31, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80% for the six months ended January 31, 2012 and 0.80%, 0.75% and 0.65% for the years ended July 31, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,
			2011		2010		2009		2008		2007
For a share outstanding for the period:
Net asset value, beginning of period	$9.40		$7.91		$7.09		$9.37		$12.85		$11.25

Income from investment operations:
Net investment income (loss)	0.58		(1.15)		(0.11)		(0.05)		0.17		0.12
Net realized and unrealized gain (loss) on investments	(0.53)		2.90		1.18		(1.74)		(1.40)		1.62

Total income from investment operations	0.05		1.75		1.07		(1.79)		(1.23)		1.74

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.14)		(0.26)		(0.25)		(0.33)		(0.45)		(0.14)
Distributions to shareholders from net realized gain	-		-		-		-		(1.80)		-
Tax return of capital [5]	-		-		-		(0.16)		-		-

Total distributions	(0.14)		(0.26)		(0.25)		(0.49)		(2.25)		(0.14)

Redemption fee proceeds	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.31		$9.40		$7.91		$7.09		$9.37		$12.85

Total return [2]	0.65%		22.29%		15.05%		-17.23%		-11.52%		15.43%
Portfolio turnover	47%		87%		95%		82%		70%		126%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$20		$16		$28		$30		$52		$58
Ratio of expenses to average net assets [3]	0.90%	[4]	0.85%	[4]	0.85%	[4]	0.85%	[4]	0.85%		0.78%
Ratio of net investment income (loss) to average net assets	1.41%		1.16%		1.16%		1.62%		1.13%		0.89%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager, and the Sponsor, not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.92% for the six months ended January 31, 2012 and 0.85%, 0.92%, 0.97%, 0.85%, and 0.89%, for the years ended July 31, 2011, 2010, 2009, 2008, and 2007 respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.90% for the six months ended January 31, 2012 and 0.85%, 0.85% and 0.85% for the years ended July 31, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,								For the period December 27, 2006 (commencement of operations) through July 31, 2007
			2011		2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$7.43		$6.24		$6.05		$8.29		$10.25		$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.13		0.12		0.11		0.25		0.16
Net realized and unrealized gain (loss) on investments	(1.02)		1.18		0.20		(2.25)		(1.90)		0.22

Total income from investment operations	(1.01)		1.31		0.32		(2.14)		(1.65)		0.38

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)		(0.12)		(0.13)		(0.10)		(0.25)		(0.13)
Distributions to shareholders from net realized gain	(0.20)		-		-		-		(0.06)		-

Total distributions	(0.40)		(0.12)		(0.13)		(0.10)		(0.31)		(0.13)

Redemption fee proceeds	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$6.02		$7.43		$6.24		$6.05		$8.29		$10.25

Total return [2]	-13.24%		21.10%		5.34%		-25.72%		-16.48%		3.82%
Portfolio turnover	49%		84%		85%		85%		91%		46%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$134		$137		$111		$27		$22		$13
Ratio of expenses to average net assets [3]	1.60%	[4]	1.60%	[4]	1.69%	[4]	1.60%	[4]	1.60%		1.58%
Ratio of net investment income (loss) to average net assets	0.47%		1.75%		1.73%		2.18%		2.77%		3.96%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.71% for the six months ended January 31, 2012 and 1.70%, 2.03%, 2.63%, 3.19%, and 5.87%, for the years ended July 31, 2011, 2010, 2009, 2008, and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2012 and 1.60%, 1.70% and 1.60% for the years ended July 31, 2011, 2010 and 2009, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,				For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$7.73		$6.50		$6.30		$5.13

Income from investment operations:
Net investment income (loss)	0.03		0.14		0.14		0.08
Net realized and unrealized gain (loss) on investments	(1.08)		1.22		0.20		1.17

Total income from investment operations	(1.05)		1.36		0.34		1.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)		(0.13)		(0.14)		(0.08)
Distributions to shareholders from net realized gain	(0.20)		-		-		-

Total distributions	(0.40)		(0.13)		(0.14)		(0.08)

Redemption fee proceeds	0.00	[1]	-		-		-

Net asset value, end of period	$6.28		$7.73		$6.50		$6.30

Total return [2]	-13.20%		21.05%		5.35%		24.45%
Portfolio turnover	49%		84%		85%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$4		$3		$1
Ratio of expenses to average net assets [3]	1.57%	[4]	1.57%	[4]	1.62%	[4]	1.57%	[4]
Ratio of net investment income (loss) to average net assets	0.50%		1.82%		2.03%		2.31%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.82% for the six months ended January 31, 2012 and 2.42%, 3.58%, and 6.86%, for the years ended July 31, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2012 and 1.57%, 1.63% and 1.58% for the years ended July 31, 2011, 2010 and 2009, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 59 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares, and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares and Class R shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trust’s manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$74,481,063	$-	$-	$74,481,063
Consumer Staples	81,431,448	-	-	81,431,448
Energy	70,411,264	-	-	70,411,264
Financials	111,116,082	-	-	111,116,082
Health Care	85,088,507	-	-	85,088,507
Industrials	60,147,387	-	-	60,147,387
Information Technology	149,585,997	-	-	149,585,997
Materials	22,226,042	-	-	22,226,042
Telecommunication Services	28,452,285	-	-	28,452,285
Utilities	26,155,529	-	-	26,155,529

Total	$709,095,604	$-	$-	$709,095,604

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$14,317,510	$-	$-	$14,317,510
Consumer Staples	10,353,530	-	-	10,353,530
Energy	8,743,085	-	-	8,743,085
Financials	33,885,310	-	-	33,885,310
Health Care	13,791,416	-	-	13,791,416
Industrials	16,502,854	-	-	16,502,854
Information Technology	8,325,925	-	-	8,325,925
Materials	11,335,097	-	-	11,335,097
Telecommunication Services	9,840,206	-	-	9,840,206
Utilities	6,787,693	-	-	6,787,693
Preferred Stocks
Consumer Staples	2,250,990	-	-	2,250,990
Energy	245,644	-	-	245,644

Total	$136,379,260	$-	$-	$136,379,260

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2011	$133,374
Realized Gain (loss)	(12,916)
Change in unrealized appreciation (depreciation)	(83,201)
Net purchases (sales)	(99,391)
Transfers in and/or out of Level Three	62,134

Balance as of January 31, 2012	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2012:	$-

Transfers from Level 1 to Level 3 included securities valued at $2,476,516 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $2,414,382 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at January 31, 2012.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost.

Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940.

The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2011, Domini reduced its fees and reimbursed expenses, not including reorganization related expenses, to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets representing Investor shares, Class A shares, Institutional shares, and Class R shares, respectively. For the periods prior to November 30, 2011, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2012, absent an earlier modification by the Board of Trustees which oversees the Funds.

Effective November 30, 2011, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses, not including reorganization expenses, of the Domini International Social Equity Fund no greater than 1.60% and 1.57% of the average daily net assets representing Investor shares and Class A shares, respectively. For the period prior to November 30, 2011, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2012, absent an earlier modification by the Board of Trustees which oversees the Funds.

For the six months ended January 31, 2012, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	-	$74,837
Domini International Social Equity Fund	-	$19,495

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2012, fees waived were as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	2,622
Domini International Social Equity Fund Investor shares	73,369
Domini International Social Equity Fund Class A shares	4,866

DSIL Investment Services, LLC (DSIL), the Fund’s Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2012, DSIL received $3,184 and $734 from the Domini Social Equity Fund Class A shares and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund and Domini International Social Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2012, Domini waived fees as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	316
Domini Social Equity Fund Institutional shares	56
Domini Social Equity Fund Class R shares	-
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	681

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2012, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Social Equity Fund	$317,433,039	$328,495,278
Domini International Social Equity Fund	81,646,979	67,105,930

Per the Funds’ arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses (custody fees paid indirectly). For the six months ended January 31, 2012, custody fees of the Funds, under these arrangements, were reduced by $429 and $183 for the Domini Social Equity Fund, and Domini International Social Equity Fund, respectively.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
	Shares	Amount	Shares	Amount

Domini Social Equity Fund

Investor Shares
Shares sold	634,054	$18,838,651	1,295,361	$39,033,664
Shares issued in reinvestment of dividends and distributions	23,485	671,431	92,096	2,747,694
Shares redeemed	(1,200,467)	(35,562,822)	(5,208,504)	(152,345,892)
Redemption fees	-	5,193	-	6,420

Net increase (decrease)	(542,928)	$(16,047,547)	(3,821,047)	$(110,558,114)

Class A Shares
Shares sold	73,519	$695,637	74,857	$712,300
Shares issued in reinvestment of dividends and distributions	2,607	24,091	4,353	42,037
Shares redeemed	(10,448)	(99,535)	(89,208)	(836,176)
Redemption fees	-	-	-	-

Net increase (decrease)	65,678	$620,193	(9,998)	$(81,839)

Institutional Shares
Shares sold	531,847	$9,894,976	4,098,658	$74,662,791
Shares issued in reinvestment of dividends and distributions	59,025	1,067,342	90,474	1,715,412
Shares redeemed	(336,758)	(6,146,588)	(3,252,067)	(55,944,551)
Redemption fees	-	-	-	-

Net increase (decrease)	254,114	$4,815,730	937,065	$20,433,652

Class R Shares
Shares sold	605,623	$5,255,197	952,415	$8,183,369
Shares issued in reinvestment of dividends and distributions	32,555	280,169	56,980	503,820
Shares redeemed	(216,222)	(1,908,043)	(2,792,975)	(24,609,752)
Redemption fees	-	1,101		1,881

Net increase (decrease)	421,956	$3,628,424	(1,783,580)	$(15,920,682)

Total
Shares sold	1,845,043	$34,684,461	6,421,291	$122,592,124
Shares issued in reinvestment of dividends and distributions	117,672	2,043,033	243,903	5,008,963
Shares redeemed	(1,763,895)	(43,716,988)	(11,342,754)	(233,736,371)
Redemption fees	-	6,294	-	8,301

Net increase (decrease)	198,820	$(6,983,200)	(4,677,560)	$(106,126,983)

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
	Shares	Amount	Shares	Amount

Domini International Social Equity Fund

Investor Shares
Shares sold	5,085,099	$31,784,352	3,094,295	$22,095,171
Shares issued in reinvestment of dividends and distributions	1,266,804	7,081,433	216,837	1,531,337
Shares redeemed	(2,577,787)	(15,494,294)	(2,624,959)	(18,641,746)
Redemption fees	-	1,567	-	302

Net increase (decrease)	3,774,116	$23,373,058	686,173	$4,985,064

Class A Shares
Shares sold	185,574	$1,187,576	267,355	$2,052,210
Shares issued in reinvestment of dividends and distributions	35,980	209,765	6,709	49,895
Shares redeemed	(80,706)	(530,493)	(225,344)	(1,646,367)
Redemption fees	-	26	-	177

Net increase (decrease)	140,848	$866,874	48,720	$455,915

Total
Shares sold	5,270,673	$32,971,928	3,361,650	$24,147,381
Shares issued in reinvestment of dividends and distributions	1,302,784	7,291,198	223,546	1,581,232
Shares redeemed	(2,658,493)	(16,024,787)	(2,850,303)	(20,288,113)
Redemption fees	-	1,593	-	479

Net increase (decrease)	3,914,964	$24,239,932	734,893	$5,440,979

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of January 31, 2012, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2012 (Unaudited)

ASSETS:
Investments at value (cost $113,091,029)	$118,071,315
Cash	11,097,225
Receivable for securities sold	1,504,982
Interest receivable	737,094
Receivable for capital shares	343,540

Total assets	131,754,156

LIABILITIES:
Payable for securities purchased	4,396,505
Payable for capital shares	303,887
Management fee payable	68,945
Other accrued expenses	29,700
Dividend payable	14,809

Total liabilities	4,813,846

NET ASSETS	$126,940,310

NET ASSETS CONSIST OF:
Paid-in capital	121,996,245
Undistributed net investment loss	(17,162)
Accumulated net realized loss from investments	(19,059)
Net unrealized appreciation from investments	4,980,286

$126,940,310

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$126,437,970

Outstanding shares of beneficial interest	10,957,741

Net asset value and offering price per share*	$11.54

Institutional Shares
Net assets	$502,340

Outstanding shares of beneficial interest	43,528

Net asset value and offering price per share*	$11.54

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2012 (Unaudited)

INCOME:
Interest income	$1,818,628

EXPENSES:
Management fee	250,301
Administrative fee	156,438
Distribution fees – Investor shares	156,390
Transfer agent fees – Investor shares	139,820
Transfer agent fees – Institutional shares	8
Accounting and custody fees	41,266
Registration – Investor shares	13,209
Registration – Institutional shares	137
Miscellaneous	12,588
Shareholding servicing fees – Investor shares	8,107
Shareholding servicing fees – Institutional shares	1
Trustees fees	7,087
Professional fees	2,390
Shareholder communications	5,024

Total Expenses	792,766
Fees waived and expense reimbursed	(197,725)
Fees paid indirectly	(785)

Net Expenses	594,256

NET INVESTMENT INCOME	1,224,372

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) on investments	1,304,778
Net change in unrealized appreciation (depreciation) on investments	1,259,855

Net realized and unrealized gain (loss) from investments	2,564,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,789,005

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31, 2011
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,224,372	$2,754,416
Net realized gain (loss) on investments	1,304,778	2,794,287
Net change in unrealized appreciation (depreciation) on investments	1,259,855	(2,182,680)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,789,005	3,366,023

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income:
Investor shares	(1,223,957)	(2,754,416)
Institutional shares	(415)	-
Distributions to shareholders from net realized gain:
Investor shares	(3,281,039)	(2,045,023)
Institutional shares	(26)	-

Net Decrease in Net Assets from Distributions and Dividends	(4,505,437)	(4,799,439)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,458,178	32,285,457
Net asset value of shares issued in reinvestment of distributions and dividends	4,249,162	4,534,426
Payment for shares redeemed	(14,202,321)	(26,229,971)
Redemption fee	277	1,217

Net Increase in Net Assets from Capital Share Transactions	6,505,296	10,591,129

Total Increase (Decrease) in Net Assets	5,788,864	9,157,713

NET ASSETS:
Beginning of period	$121,151,446	$111,993,733

End of period	$126,940,310	$121,151,446

Undistributed net investment income (loss)	$(17,162)	$(17,162)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31,
			2011		2010		2009		2008		2007
For a share outstanding for the period:
Net asset value, beginning of period	$11.61		$11.76		$11.36		$10.79		$10.63		$10.59

Income from investment operations:
Net investment income (loss)	0.12		0.28		0.33		0.40		0.43		0.43
Net realized and unrealized gain (loss) on investments	0.24		0.06		0.40		0.57		0.16		0.04

Total income from investment operations	0.36		0.34		0.73		0.97		0.59		0.47

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.12)		(0.28)		(0.33)		(0.40)		(0.43)		(0.43)
Distributions to shareholders from net realized gain	(0.31)		(0.21)		-		-		-		-

Total dividends and distributions	(0.43)		(0.49)		(0.33)		(0.40)		(0.43)		(0.43)

Redemption fee proceeds	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.54		$11.61		$11.76		$11.36		$10.79		$10.63

Total return [2]	3.10%		2.94%		6.49%		9.15%		5.58%		4.49%
Portfolio turnover	57%		151%		66%		33%		64%		54%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$126,438		$121,151		$111,994		$90,142		$72,550		$72,312
Ratio of expenses to average net assets [3]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%		0.95%
Ratio of net investment income to average net assets	1.96%		2.39%		2.82%		3.60%		3.96%		4.03%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor due to a contractual fee waiver. Had the Manager and the Distributor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.27% for the six months ended January 31, 2012 and 1.29%, 1.33%, 1.37%, 1.43%, and 1.48%, for the years ended July 31, 2011, 2010, 2009, 2008, and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.95% for the six months ended January 31, 2012 and 0.96%, 0.95% and 0.95%, for the years ended July 31, 2011, 2010 and 2009, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	For the period November 30, 2011 (commencement of operations) through January 31, 2012 (unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$11.74

Income from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	0.11

Total income from investment operations	0.15

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.04)
Distributions to shareholders from net realized gain	(0.31)

Total dividends and distributions	(0.35)

Redemption fee proceeds	-

Net asset value, end of period	$11.54

Total return [2]	1.43%
Portfolio turnover	57%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$502
Ratio of expenses to average net assets [3]	0.65%	[4]
Ratio of net investment income to average net assets	2.12%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 4.15% for the period ending January 31, 2012.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.65% for the period ending January 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor.

Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data,

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$-	$35,738,361	$-	$35,738,361
U.S. Government Agency Mortgage Securities	-	48,423,523	2,430,198	50,853,721
Corporate Obligations	-	26,667,294	-	26,667,294
Corporate Mortgage Securities	-	1,459,937	-	1,459,937
Certificates of Deposit	-	3,050,000	-	3,050,000
Cash Equivalents	-	302,002	-	302,002

Total	$-	$115,641,117	$2,430,198	$118,071,315

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2011	$410,524
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	357,041
Net purchases (sales)	6,952,111
Transfers in and/or out of Level Three	(5,289,478)

Balance as of January 31, 2012	2,430,198

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2012	$22,731

Transfers out of Level 3 into Level 2 included securities valued at $5,289,478 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the first $500 million of the Fund’s net assets managed, 0.38% of the next $500 million of the Fund’s net assets managed, and 0.35% of net assets managed in excess of $1 billion. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2011, until November 30, 2012, Domini is waiving its fee and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% and 0.65% of the average daily

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

net assets representing Investor shares and Institutional shares, respectively. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2012, Domini reimbursed expenses totaling $41,334.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed-income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of SunTrust Banks, Inc. Seix Advisors was spun off into Seix in connection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2012, fees waived by the Investor shares totaled $156,390.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the period ended January 31, 2012, Domini waived fees as follows:

FEES WAIVED

Domini Social Bond Fund Investor shares	$-
Domini Social Bond Fund Institutional shares	1

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2012, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Government Securities	$64,221,403	$63,138,641
Corporate Obligations	7,128,444	2,991,903

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

Per the Fund’s arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses (custody fees paid indirectly). For the six months ended January 31, 2012, custody fees of the Fund, under these arrangements, were reduced by $785.

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,367,178	$15,957,178	2,796,270	$32,285,457
Shares issued in reinvestment of dividends and distributions	369,364	4,249,132	395,049	4,534,426
Shares redeemed	(1,216,766)	(14,202,321)	(2,279,384)	(26,229,971)
Redemption fees	-	277	-	1,217

Net increase (decrease)	519,776	$6,004,266	911,935	$10,591,129

Institutional Shares
Shares sold	43,525	$501,000	-	$-
Shares issued in reinvestment of dividends and distributions	3	30	-	-
Shares redeemed	-	-	-	-
Redemption fees	-	-	-	-

Net increase (decrease)	43,528	$501,030	-	$-

Total
Shares sold	1,410,703	$16,458,178	2,796,270	$32,285,457
Shares issued in reinvestment of dividends and distributions	369,367	4,249,162	395,049	4,534,426
Shares redeemed	(1,216,766)	(14,202,321)	(2,279,384)	(26,229,971)
Redemption fees	-	277	-	1,217

Net increase (decrease)	563,304	$6,505,296	911,935	$10,591,129

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2012 (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of January 31, 2012, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

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PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th Floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini International Social Equity Fund

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJU 07458

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

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Domini Social Equity Fund Investor Shares: CUSIP 257132100 | DSEFX Class A Shares: CUSIP 257132860 | DSEPX Institutional Shares: CUSIP 257132852 | DIEQX Class R Shares: CUSIP 257132308 | DSFRX

Domini International Social Equity Fund

Investor Shares: CUSIP 257132704 | DOMIX

Class A Shares: CUSIP 257132886 | DOMAX

Domini Social Bond Fund

Investor Shares: CUSIP 257132209 | DSBFX

Institutional Shares: CUSIP 257132829 | DSBIX

Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.  Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to a semi-annual report.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)  Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 5, 2012

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 5, 2012